Trade Accounts Receivable, Net - Changes in Allowance for Expected Credit Losses (Details) - Trade accounts receivable - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Trade Accounts Receivable, Net
Balance at the beginning of the period	$ 2,462	$ 2,189	$ 2,114
Allowance for the period	496	591	709
Additions (write-offs) of uncollectible accounts	(821)	(613)	(269)
Addition from business combinations		273
Effects of changes in foreign exchange rates	(186)	22	(365)
Balance at the end of the period	$ 1,951	$ 2,462	$ 2,189